UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER

REPORT PURSUANT TO SECTION 15G OF

THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☐ Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period _________________ to________________

Date of Report (Date of earliest event reported) ________________________________

Commission File Number of securitizer: ________________________________

Central Index Key Number of securitizer: _______________________________

Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) ☐

☒ Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositors: 0001786188; 0001786189; 0001786192

Fora Financial Asset Securitization LLC

(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable): N/A

Central Index Key Number of underwriter (if applicable): N/A

Andrew Gutman (646) 918-5216

Name and telephone number, including area code, of the person to contact in connection with this filing

INFORMATION TO BE INCLUDED IN THE REPORT

PART II – FINDINGS AND CONCLUSIONS OF THIRD-PARTY DUE DILIGENCE REPORTS

Item 2.01 Findings and Conclusions of a Third Party Due Diligence Report Obtained by the Issuer

The disclosures required by Rule 15Ga-2 (17 CFR 240.15Ga-2) are attached as an Exhibit to this Form ABS-15G.  Please see the Exhibit Index for the related information.

SIGNATURE

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Date: October 21, 2019

Fora Financial Business Loans LLC (Securitizer)

By:	/s/ Andrew Gutman
Name:	Andrew Gutman
Title:	Chief Financial Officer

Fora Financial Advance LLC (Securitizer)

By:	/s/ Andrew Gutman
Name:	Andrew Gutman
Title:	Chief Financial Officer

Fora Financial West, LLC (Securitizer)

By:	/s/ Andrew Gutman
Name:	Andrew Gutman
Title:	Chief Financial Officer

EXHIBIT INDEX

Exhibit Number	Description

Exhibit 99.1	Consultant Report of CBIZ MHM, LLC, dated October 18, 2019

3